Loans - Schedule of Table Presents the Recorded Investment in Nonaccrual and Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Tables Present the Amortized Cost Basis of Loans on Nonaccrual Status and Loans [Line Items]
Nonaccrual	$ 88	$ 134
Nonaccrual [Member]
Schedule of Tables Present the Amortized Cost Basis of Loans on Nonaccrual Status and Loans [Line Items]
Nonaccrual	2,278	3,273
Loans Past Due Over 89 Days Still Accruing [Member]
Schedule of Tables Present the Amortized Cost Basis of Loans on Nonaccrual Status and Loans [Line Items]
Loans Past Due Over 89 Days Still Accruing	291	592
One- to four-family [Member] | Nonaccrual [Member]
Schedule of Tables Present the Amortized Cost Basis of Loans on Nonaccrual Status and Loans [Line Items]
Nonaccrual	1,966	1,924
One- to four-family [Member] | Loans Past Due Over 89 Days Still Accruing [Member]
Schedule of Tables Present the Amortized Cost Basis of Loans on Nonaccrual Status and Loans [Line Items]
Loans Past Due Over 89 Days Still Accruing	291	592
Construction [Member] | Nonaccrual [Member]
Schedule of Tables Present the Amortized Cost Basis of Loans on Nonaccrual Status and Loans [Line Items]
Nonaccrual		291
Construction [Member] | Loans Past Due Over 89 Days Still Accruing [Member]
Schedule of Tables Present the Amortized Cost Basis of Loans on Nonaccrual Status and Loans [Line Items]
Loans Past Due Over 89 Days Still Accruing
Nonresidential real estate [Member] | Nonaccrual [Member]
Schedule of Tables Present the Amortized Cost Basis of Loans on Nonaccrual Status and Loans [Line Items]
Nonaccrual	191	927
Nonresidential real estate [Member] | Loans Past Due Over 89 Days Still Accruing [Member]
Schedule of Tables Present the Amortized Cost Basis of Loans on Nonaccrual Status and Loans [Line Items]
Loans Past Due Over 89 Days Still Accruing
Consumer and other automobile [Member] | Nonaccrual [Member]
Schedule of Tables Present the Amortized Cost Basis of Loans on Nonaccrual Status and Loans [Line Items]
Nonaccrual
Consumer and other automobile [Member] | Loans Past Due Over 89 Days Still Accruing [Member]
Schedule of Tables Present the Amortized Cost Basis of Loans on Nonaccrual Status and Loans [Line Items]
Loans Past Due Over 89 Days Still Accruing
Unsecured [Member] | Nonaccrual [Member]
Schedule of Tables Present the Amortized Cost Basis of Loans on Nonaccrual Status and Loans [Line Items]
Nonaccrual	121	131
Unsecured [Member] | Loans Past Due Over 89 Days Still Accruing [Member]
Schedule of Tables Present the Amortized Cost Basis of Loans on Nonaccrual Status and Loans [Line Items]
Loans Past Due Over 89 Days Still Accruing